DEBT - ADDITIONAL DISCLOSURES (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CREDIT FACILITIES
Weighted average standby fee on unused portion (as a percent)	0.20%
Uncommitted demand credit facilities
CREDIT FACILITIES
Total Facilities	CAD 335	CAD 349
Available	CAD 177	CAD 185